UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436
                                  ----------------------------------------
                           CAPSTONE SERIES FUND, INC.
--------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX                               77057
--------------------------------------------------------------------------------
                 (Address of principal executive offices)           (Zip code)

CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO                  43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631
                                                   -------------------

Date of fiscal year end: April 30, 2009
                        ------------------------------------

Date of reporting period: January 31, 2009
                         -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
COMMON STOCKS (99.2%)

AEROSPACE & DEFENSE (1.3%)
AAR Corp.(a)                                          3,150                         $    57,141
Alliant Techsystems, Inc.(a)                          1,970                             159,196
Applied Signal Technology, Inc.                         720                              12,629
BE Aerospace, Inc.(a)                                 4,080                              39,454
Ceradyne, Inc.(a)                                     4,960                             113,187
Cubic Corp.                                             730                              19,827
Curtiss-Wright Corp.                                  2,760                              89,148
Esterline Technologies Corp.(a)                       1,290                              46,556
GenCorp, Inc.(a)                                      1,850                               5,365
Kaman Corp., Class A                                  1,080                              20,617
Moog, Inc., Class A(a)                                1,810                              54,227
Orbital Sciences Corp.(a)                             4,120                              69,092
Teledyne Technologies, Inc.(a)                        2,170                              60,478
Triumph Group, Inc.                                     840                              38,035
                                                                                    -----------
                                                                                        784,952
                                                                                    -----------
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.                                     2,810                              56,931
Hub Group, Inc., Class A(a)                           1,420                              32,234
                                                                                    -----------
                                                                                         89,165
                                                                                    -----------
AIRLINES (0.4%)
AirTran Holdings, Inc.(a)                             3,900                              15,990
Alaska Air Group, Inc.(a)                             2,850                              75,126
JetBlue Airways Corp.(a)                              8,940                              50,332
SkyWest, Inc.                                         4,970                              77,781
                                                                                    -----------
                                                                                        219,229
                                                                                    -----------
AUTO COMPONENTS (0.9%)
ArvinMeritor, Inc.                                   48,010                              84,017
BorgWarner, Inc.                                      4,890                              82,543
Drew Industries, Inc.(a)                              3,830                              33,015
Gentex Corp.                                          5,040                              42,286
LKQ Corp.(a)                                          6,180                              71,379
Modine Manufacturing Co.                             23,400                              64,116
Standard Motor Products, Inc.                        42,920                             100,862
Superior Industries International, Inc.               5,260                              54,020
                                                                                    -----------
                                                                                        532,238
                                                                                    -----------
AUTO PARTS & EQUIPMENT (0.1%)
ATC Technology Corp.(a)                                 900                              11,745
Spartan Motors, Inc.                                 12,990                              56,377
                                                                                    -----------
                                                                                         68,122
                                                                                    -----------
AUTOMOBILES (0.1%)
Thor Industries, Inc.                                 4,130                              43,695
Winnebago Industries, Inc.                            1,130                               6,249
                                                                                    -----------
                                                                                         49,944
                                                                                    -----------
BEVERAGES (0.4%)
Hansen Natural Corp.(a)                               5,810                             194,635
PepsiAmericas, Inc.                                   2,330                              37,583
                                                                                    -----------
                                                                                        232,218
                                                                                    -----------
BIOTECHNOLOGY (0.9%)
ArQule, Inc.(a)                                       1,120                               4,424
Martek Biosciences Corp.                              3,650                              96,543
Regeneron Pharmaceuticals, Inc.(a)                    2,510                              43,875
Savient Pharmaceuticals, Inc.(a)                      1,820                              10,083
United Therapeutics Corp.(a)                          2,510                             170,554
Vertex Pharmaceuticals, Inc.(a)                       6,050                             199,952
                                                                                    -----------
                                                                                        525,431
                                                                                    -----------
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.                              4,930                              50,532
Eagle Materials, Inc.                                 4,860                              87,869
Griffon Corp.(a)                                      2,770                              27,562
Lennox International, Inc.                            1,950                              54,814
NCI Building Systems, Inc.(a)                         1,030                              11,938
Quanex Building Products Corp.                        2,175                              18,466
Simpson Manufacturing Co., Inc.                       2,540                              50,978
Universal Forest Products, Inc.                         810                              17,010
                                                                                    -----------
                                                                                        319,169
                                                                                    -----------
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.                              11,760                              77,028
Eaton Vance Corp.                                     7,810                             149,483
Investment Technology Group, Inc.(a)                  1,990                              43,143
Jefferies Group, Inc.                                 5,110                              58,969
LaBranche & Co., Inc.(a)                              1,780                              12,211
optionsXpress Holdings, Inc.                          7,060                              76,883
Piper Jaffray Cos., Inc.(a)                             770                              22,107
Raymond James Financial, Inc.                         4,150                              76,817
SEI Investments Co.                                   8,930                             113,143
SWS Group, Inc.                                       1,335                              19,558
Tradestation Group, Inc.(a)                          15,780                              86,948
Waddell & Reed Financial, Inc., Class A               3,760                              53,091
                                                                                    -----------
                                                                                        789,381
                                                                                    -----------
CHEMICALS (2.6%)
A. Schulman, Inc.                                     3,500                              53,025
Airgas, Inc.                                          3,340                             117,935
Albemarle Corp.                                       3,760                              83,660
Arch Chemicals, Inc.                                  1,100                              24,651
Ashland, Inc.                                        13,250                             106,265
Balchem Corp.                                         1,640                              36,621
Cabot Corp.                                           4,940                              65,998
Chemtura Corp.                                       47,470                              35,603
Cytec Industries, Inc.                                3,470                              70,927
Ferro Corp.                                          13,260                              52,510
FMC Corp.                                             4,210                             187,850
Georgia Gulf Corp.                                   19,450                              18,283
H.B. Fuller Co.                                       1,950                              27,242
Lubrizol Corp.                                        2,830                              96,560
Minerals Technologies, Inc.                             890                              33,651
NewMarket Corp.                                         570                              17,955
Olin Corp.                                            3,270                              45,944
OM Group, Inc.(a)                                     1,420                              27,520
Penford Corp.                                           530                               4,590
PolyOne Corp.(a)                                     18,300                              37,515
Quaker Chemical Corp.                                 4,750                              54,197
RPM International, Inc.                               8,040                              98,972
Sensient Technologies Corp.                           2,080                              44,720
Stepan Co.                                              290                              10,640
Terra Industries, Inc.                                4,240                              86,835
The Scotts Miracle-Gro Co., Class A                   1,800                              57,996
The Valspar Corp.                                     4,320                              74,952
Zep, Inc.                                               655                               7,198
                                                                                    -----------
                                                                                      1,579,815
                                                                                    -----------
COMMERCIAL BANKS (4.0%)
Associated Bancorp                                    6,540                             102,351
BancorpSouth, Inc.                                    3,100                              58,590
Bank of Hawaii Corp.                                  1,970                              70,664
Boston Private Financial Holdings, Inc.               2,680                              12,623
Cascade Bancorp                                       6,350                              14,859
Cathay General Bancorp                                2,100                              26,670
Central Pacific Financial Corp.                       2,080                              13,998
City National Corp.                                   1,800                              62,298
Colonial BancGroup, Inc.                             66,010                              52,148

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Columbia Banking System, Inc.                           940                         $     8,366
Commerce Bancshares, Inc.                             2,651                              92,652
Community Bank System, Inc.                           1,480                              26,566
Cullen/Frost Bankers, Inc.                            2,440                             106,799
East West Bancorp, Inc.                               5,330                              50,582
First Bancorp                                         3,530                              25,098
First Commonwealth Financial Corp.                    3,640                              34,908
First Financial Bancorp                               1,890                              15,347
First Financial Bankshares, Inc.                        740                              32,849
First Midwest Bancorp, Inc.                           3,840                              38,400
FirstMerit Corp.                                      3,460                              55,948
Frontier Financial Corp.                             25,700                              45,489
Fulton Financial Corp.                                6,160                              43,243
Glacier Bancorp, Inc.                                 2,260                              34,691
Hancock Holding Co.                                     950                              26,001
Hanmi Financial Corp.                                 6,250                              11,938
Home Bancshares, Inc.                                   550                              11,325
Independent Bank Corp.                               21,935                              34,877
Independent Bank Corp.                                  770                              14,276
Irwin Financial Corp.(a)                             38,660                              92,397
Nara Bancorp, Inc.                                    5,410                              31,973
National Penn Bancshares, Inc.                        3,690                              35,719
Old National Bancorp                                  3,030                              38,572
PacWest Bancorp                                       2,230                              37,709
PrivateBancorp, Inc.                                  2,180                              31,784
Prosperity Bancshares, Inc.                           1,710                              46,255
Provident Bankshares Corp.                            5,120                              32,870
S&T Bancorp, Inc.                                       860                              21,870
Signature Bank(a)                                     2,660                              68,335
South Financial Group, Inc.                          13,800                              25,944
Sterling Bancorp                                      1,180                              13,004
Sterling Bancshares, Inc.                             2,230                              12,399
Sterling Financial Corp.                             17,885                              33,087
Susquehanna Bancshares, Inc.                          6,980                              76,780
SVB Financial Group(a)                                2,470                              51,302
Synovus Financial Corp.                              10,310                              40,828
TCF Financial Corp.                                   5,330                              66,039
Tompkins Financial Corp.                                180                               9,027
UCBH Holdings, Inc.                                   6,390                              14,889
UMB Financial Corp.                                   1,200                              46,488
Umpqua Holdings Corp.                                 5,560                              54,488
United Bankshares, Inc.                               1,550                              32,534
United Community Banks, Inc.                          1,594                               8,209
Valley National Bancorp                               5,250                              68,355
Westamerica Bancorp                                   1,160                              49,567
Whitney Holding Corp.                                 5,380                              69,886
Wilmington Trust Corp.                                3,920                              53,665
Wilshire Bancorp, Inc.                                8,530                              58,516
Wintrust Financial Corp.                              1,250                              16,712
                                                                                    -----------
                                                                                      2,362,759
                                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES (4.6%)
ABM Industries, Inc.                                  1,940                              28,809
Administaff, Inc.                                       960                              20,246
Bowne & Co., Inc.                                    18,651                              52,223
Brady Corp.                                           2,200                              46,024
Brink's Home Security Holdings, Inc.(a)               4,500                             102,915
CDI Corp.                                             5,240                              56,173
Clean Harbors, Inc.(a)                                1,630                              87,221
Coinstar, Inc.(a)                                     2,470                              56,761
Consolidated Graphics, Inc.(a)                        2,070                              33,348
Copart, Inc.(a)                                       3,280                              79,015
Corrections Corp. of America(a)                       5,050                              69,589
Darling International, Inc.(a)                       10,950                              50,260
Deluxe Corp.                                          5,410                              62,377
Forrester Research, Inc.(a)                             600                              12,528
FTI Consulting, Inc.(a)                               2,640                             108,266
G & K Services, Inc., Class A                           970                              17,897
Healthcare Services Group                             1,475                              22,597
Heartland Payment Systems, Inc.                       5,600                              50,792
Heidrick & Struggles International, Inc.                790                              12,008
Herman Miller, Inc.                                   6,880                              75,611
HMS Holdings Corp.(a)                                   980                              30,331
HNI Corp.                                             5,560                              73,448
Kelly Services, Inc., Class A                         8,050                              72,933
Korn/Ferry International, Inc.(a)                     4,980                              46,812
Landauer, Inc.                                          370                              25,375
Lender Processing Services, Inc.                      3,490                              90,461
Manpower, Inc.                                        4,210                             119,817
Mine Safety Appliances Co.                            1,340                              26,291
Mobile Mini, Inc.(a)                                  1,340                              16,938
Navigant Consulting, Inc.(a)                          3,780                              54,167
Oil States International, Inc.(a)                     4,750                              86,972
On Assignment, Inc.(a)                                1,130                               5,232
Rollins, Inc.                                         3,780                              58,968
SAIC, Inc.(a)                                         8,270                             163,250
School Specialty, Inc.(a)                               890                              14,685
Spherion Corp.(a)                                    45,150                              64,564
Standard Register Co.                                 7,170                              52,126
Tetra Tech, Inc.(a)                                   2,320                              53,894
The Brink's Co.                                       1,730                              45,724
The Corporate Executive Board Co.                     4,780                              96,556
The Geo Group, Inc.(a)                                4,250                              62,900
Ticketmaster Entertainment, Inc.(a)                   1,580                               9,401
TrueBlue, Inc.(a)                                     1,550                              13,175
United Stationers, Inc.(a)                            1,070                              29,971
Viad Corp.                                            3,550                              78,916
Volt Information Sciences, Inc.(a)                    9,985                              53,220
Waste Connections, Inc.(a)                            3,185                              92,429
Watson Wyatt & Co. Holdings                           2,200                             102,300
Wright Express Corp.(a)                               7,170                              83,602
                                                                                    -----------
                                                                                      2,769,118
                                                                                    -----------
COMMUNICATIONS EQUIPMENT (1.4%)
ADC Telecommunications, Inc.(a)                       4,270                              21,649
ADTRAN, Inc.                                          2,100                              31,815
Arris Group, Inc.(a)                                  4,429                              31,534
Avocent Corp.(a)                                      1,910                              27,409
Bel Fuse, Inc.                                        2,210                              33,680
Belden CDT, Inc.                                      2,090                              27,295
Black Box Corp.                                         880                              19,210
Blue Coat Systems, Inc.(a)                            1,600                              15,344
CommScope, Inc.(a)                                    8,540                             123,147
Comtech Telecommunications Corp.(a)                   1,890                              73,332
Digi International, Inc.(a)                             790                               6,004
Dycom Industries, Inc.(a)                             1,600                              10,896
EMS Technologies, Inc.(a)                               700                              16,800
F5 Networks, Inc.(a)                                  5,040                             111,737
Harmonic, Inc.(a)                                     3,270                              16,841
NETGEAR, Inc.(a)                                      5,730                              63,718
Network Equipment Technologies, Inc.(a)                 920                               2,880
PCTEL, Inc.                                             750                               4,845
Plantronics, Inc.                                     4,710                              47,806
Polycom, Inc.(a)                                      3,400                              47,770
Symmetricom, Inc.(a)                                  4,520                              16,769
Tekelec(a)                                            2,250                              27,945

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Tollgrade Communications, Inc. (a)                      500                         $     2,880
ViaSat, Inc.(a)                                       2,330                              51,633
                                                                                    -----------
                                                                                        832,939
                                                                                    -----------
COMPUTERS & PERIPHERALS (1.1%)
Adaptec, Inc.(a)                                      3,850                              10,742
Avid Technology, Inc.(a)                              1,470                              14,715
Diebold, Inc.                                         2,810                              69,632
Hutchinson Technology, Inc.(a)                        9,850                              31,225
Imation Corp.                                         4,510                              43,927
Integral Systems, Inc.(a)                             2,130                              23,281
Intermec, Inc.(a)                                     1,950                              24,219
NCR Corp.(a)                                          6,290                              78,939
Novatel Wireless, Inc.(a)                             1,100                               6,094
Palm, Inc.(a)                                         7,540                              57,832
Stratasys, Inc.(a)                                    2,800                              29,988
Synaptics, Inc.(a)                                    2,750                              64,817
Western Digital Corp.(a)                             13,840                             203,171
                                                                                    -----------
                                                                                        658,582
                                                                                    -----------
CONSTRUCTION & ENGINEERING (1.0%)
EMCOR Group, Inc.(a)                                  2,650                              54,564
Granite Construction, Inc.                            1,340                              47,195
Insituform Technologies, Inc., Class A(a)             1,240                              23,262
KBR, Inc.                                             6,630                              93,881
Quanta Services, Inc.(a)                              8,030                             171,681
Shaw Group, Inc.(a)                                   3,530                              98,134
URS Corp.(a)                                          3,460                             117,813
                                                                                    -----------
                                                                                        606,530
                                                                                    -----------
CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)                                   7,520                              34,066
Martin Marietta Materials, Inc.                       1,720                             138,494
Texas Industries, Inc.                                1,250                              28,387
                                                                                    -----------
                                                                                        200,947
                                                                                    -----------
CONSUMER FINANCE (0.2%)
AmeriCredit Corp.(a)                                  5,370                              25,293
Cash America International, Inc.                      1,220                              22,302
First Cash Financial Services, Inc.(a)                2,570                              43,227
Rewards Network, Inc.(a)                                940                               2,482
World Acceptance Corp.(a)                             2,490                              47,683
                                                                                    -----------
                                                                                        140,987
                                                                                    -----------
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.                                      2,710                              83,522
Greif, Inc., Class A                                  1,510                              45,693
Myers Industries, Inc.                                5,860                              36,742
Packaging Corp. of America                            7,220                             102,524
Rock-Tenn Co., Class A                                1,570                              48,937
Sonoco Products Co.                                   4,130                              94,701
Temple-Inland, Inc.                                  31,560                             178,945
                                                                                    -----------
                                                                                        591,064
                                                                                    -----------
DISTRIBUTORS (0.0%)
Audiovox Corp., Class A(a)                            1,990                               8,975
MWI Veterinary Supply, Inc.(a)                          550                              11,511
                                                                                    -----------
                                                                                         20,486
                                                                                    -----------
DIVERSIFIED CONSUMER SERVICES (2.2%)
Capella Education Co.(a)                              1,060                              58,650
Career Education Corp.(a)                             4,900                             106,820
Corinthian Colleges, Inc.(a)                          3,570                              66,688
DeVry, Inc.                                           2,460                             131,807
Hillenbrand, Inc.                                     4,440                              82,096
Interval Leisure Group, Inc.(a)                       1,100                               5,511
ITT Educational Services, Inc.(a)                     1,900                             232,769
Matthews International Corp., Class A                 1,280                              49,843
NutriSystem, Inc.                                     7,950                             102,475
Pre-Paid Legal Services, Inc.(a)                      1,760                              59,171
Regis Corp.                                           4,830                              54,338
Service Corp. International                           8,880                              40,404
Sotheby's                                            13,760                             119,574
Strayer Education, Inc.                                 780                             168,815
Universal Technical Institute, Inc.(a)                2,690                              47,156
                                                                                    -----------
                                                                                      1,326,117
                                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
Affiliated Managers Group, Inc.(a)                    3,270                             131,421
Financial Federal Corp.                               1,210                              26,281
Greenhill & Co., Inc.                                 1,990                             129,390
National Financial Partners Corp.                    41,880                             107,632
Portfolio Recovery Associates, Inc.(a)                2,050                              48,359
Stifel Financial Corp.(a)                             1,490                              52,210
                                                                                    -----------
                                                                                        495,293
                                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cincinnati Bell, Inc.(a)                              7,770                              10,800
FairPoint Communications, Inc.                       21,040                              57,439
General Communication, Inc., Class A(a)               1,510                               9,921
NeuStar, Inc., Class A(a)                             6,280                              85,534
                                                                                    -----------
                                                                                        163,694
                                                                                    -----------
ELECTRIC UTILITIES (1.7%)
ALLETE, Inc.                                          1,020                              31,722
Central Vermont Public Service Corp.                  1,760                              39,776
Cleco Corp.                                           2,490                              56,897
DPL, Inc.                                             4,140                              89,217
El Paso Electric Co.(a)                               1,540                              25,472
Great Plains Energy, Inc.                             7,201                             137,323
Hawaiian Electric Industries, Inc.                    3,590                              77,831
IDACORP, Inc.                                         1,810                              52,689
Northeast Utilities                                   6,040                             143,752
NV Energy, Inc.                                      11,240                             120,605
UIL Holdings Corp.                                    1,890                              49,953
Unisource Energy Corp.                                1,520                              42,925
Westar Energy, Inc.                                   6,080                             122,086
                                                                                    -----------
                                                                                        990,248
                                                                                    -----------
ELECTRICAL EQUIPMENT (1.3%)
A.O. Smith Corp.                                      1,030                              28,305
Acuity Brands, Inc.                                   1,690                              45,410
AMETEK, Inc.                                          5,130                             163,955
Baldor Electric Co.                                   3,500                              49,035
C&D Technologies, Inc.(a)                             9,090                              27,088
Hubbell, Inc., Class B                                2,390                              74,090
MagneTek, Inc.(a)                                     1,070                               2,140
REGAL-BELOIT Corp.                                    1,390                              47,205
Roper Industries, Inc.                                4,200                             172,788
Thomas & Betts Corp.(a)                               4,610                              98,608
Vicor Corp.                                             570                               2,690
Woodward Governor Co.                                 2,260                              46,488
                                                                                    -----------
                                                                                        757,802
                                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
Agilysys, Inc.                                       15,580                              55,621
Anixter International, Inc.(a)                        1,370                              36,963
Arrow Electronics, Inc.(a)                            6,990                             133,299
Avnet, Inc.(a)                                        7,870                             155,983
Axsys Technologies, Inc.(a)                             840                              35,868

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Benchmark Electronics, Inc.(a)                        3,270                         $    38,390
Brightpoint, Inc.(a)                                 15,700                              73,476
Checkpoint Systems, Inc.(a)                           1,690                              15,125
Cognex Corp.                                          1,630                              21,288
CTS Corp.                                             4,880                              25,083
Daktronics, Inc.                                      5,320                              45,912
Electro Scientific Industries, Inc.(a)                7,830                              49,486
FARO Technologies, Inc.(a)                            3,270                              49,115
Gerber Scientific, Inc.(a)                           12,880                              40,443
II-VI, Inc.(a)                                        2,650                              49,899
Ingram Micro, Inc.(a)                                11,470                             140,737
Insight Enterprises, Inc.(a)                         23,470                             121,575
Itron, Inc.(a)                                        1,460                              95,338
Keithley Instruments, Inc.                           28,120                              97,576
Littelfuse, Inc.(a)                                   1,050                              16,065
LoJack Corp.(a)                                       3,360                              12,768
Mercury Computer Systems, Inc.(a)                       870                               5,194
Methode Electronics, Inc.                             2,640                              12,197
Mettler-Toledo International, Inc.(a)                 1,640                             109,191
MTS Systems Corp.                                       800                              20,952
National Instruments Corp.                            2,310                              49,596
Newport Corp.(a)                                      1,130                               6,045
Park Electrochemical Corp.                            3,300                              57,915
Plexus Corp.(a)                                       4,610                              66,661
RadiSys Corp.(a)                                        710                               3,358
Rogers Corp.(a)                                         860                              21,070
ScanSource, Inc.(a)                                   1,360                              25,459
SYNNEX Corp.(a)                                      11,260                             172,841
Tech Data Corp.(a)                                    6,010                             108,841
Technitrol, Inc.                                     40,300                              88,660
Trimble Navigation Ltd.(a)                            5,900                              87,438
TTM Technologies, Inc.(a)                             8,240                              49,687
Vishay Intertechnology, Inc.(a)                      16,210                              47,982
                                                                                    -----------
                                                                                      2,243,097
                                                                                    -----------
ENERGY EQUIPMENT & SERVICES (2.9%)
Atwood Oceanics, Inc.(a)                              2,330                              38,794
Basic Energy Services, Inc.(a)                        7,940                              76,224
Bristow Group, Inc.(a)                                1,350                              32,657
CARBO Ceramics, Inc.                                  1,720                              61,834
Dril-Quip, Inc.(a)                                    2,780                              68,110
Exterran Holdings, Inc.(a)                            2,930                              64,929
FMC Technologies, Inc.(a)                             6,690                             197,957
Gulf Island Fabrication, Inc.                           650                               8,184
Helix Energy Solutions Group, Inc.(a)                14,040                              72,306
Helmerich & Payne, Inc.                               6,820                             153,177
ION Geophysical Corp.(a)                             14,890                              22,335
Lufkin Industries, Inc.                               1,520                              53,124
Matrix Service Co.(a)                                 1,070                               5,660
NATCO Group, Inc., Class A(a)                         3,010                              51,561
Oceaneering International, Inc.(a)                    3,310                             114,063
Patterson-UTI Energy, Inc.                           12,510                             119,596
Pride International, Inc.(a)                          7,140                             115,097
SEACOR Holdings, Inc.(a)                              1,360                              88,454
Superior Energy Services, Inc.(a)                     5,540                              86,313
Superior Well Services, Inc.(a)                       6,340                              58,265
TETRA Technologies, Inc.(a)                          10,480                              54,391
Tidewater, Inc.                                       2,140                              89,045
Unit Corp.(a)                                         4,550                             113,477
                                                                                    -----------
                                                                                      1,745,553
                                                                                    -----------
FOOD & STAPLES RETAILING (0.6%)
BJ's Wholesale Club, Inc.(a)                          2,410                              69,119
Casey's General Stores, Inc.                          1,960                              41,650
Great Atlantic & Pacific Tea Co., Inc.(a)            13,680                              97,402
Nash Finch Co.                                          510                              21,945
Ruddick Corp.                                         1,660                              39,923
Spartan Stores, Inc.                                  2,400                              44,592
United Natural Foods, Inc.(a)                         1,910                              29,681
                                                                                    -----------
                                                                                        344,312
                                                                                    -----------
FOOD PRODUCTS (1.5%)
Cal-Maine Foods, Inc.                                   490                              13,269
Corn Products International, Inc.                     3,050                              70,608
Diamond Foods, Inc.                                   2,260                              58,037
Flowers Foods, Inc.                                   2,955                              63,503
Green Mountain Coffee Roasters, Inc.(a)               1,720                              65,807
Hain Celestial Group, Inc.(a)                         1,720                              26,178
Hormel Foods Corp.                                    2,770                              82,629
J & J Snack Foods Corp.                                 570                              19,899
Lancaster Colony Corp.                                  850                              30,949
Lance, Inc.                                           1,330                              25,044
Mannatech, Inc.                                      26,890                              72,334
Peet's Coffee & Tea, Inc.(a)                            490                               9,957
Ralcorp Holdings, Inc.(a)                             2,310                             136,798
Sanderson Farms, Inc.                                   740                              26,773
Smithfield Foods, Inc.(a)                            11,050                             131,163
Tootsie Roll Industries, Inc.                           950                              22,677
TreeHouse Foods, Inc.(a)                              1,300                              34,307
                                                                                    -----------
                                                                                        889,932
                                                                                    -----------
GAS UTILITIES (1.9%)
AGL Resources, Inc.                                   3,780                             116,537
Atmos Energy Corp.                                    5,110                             125,450
Energen Corp.                                         2,950                              86,169
Laclede Group, Inc.                                     700                              31,773
National Fuel Gas Co.                                 3,230                              96,771
New Jersey Resources Corp.                            1,450                              58,131
Northwest Natural Gas Co.                               820                              35,211
ONEOK, Inc.                                           5,640                             164,801
Piedmont Natural Gas Co., Inc.                        2,640                              68,402
South Jersey Industries, Inc.                         1,000                              37,300
Southern Union Co.                                    7,120                              91,777
Southwest Gas Corp.                                   1,890                              48,686
UGI Corp.                                             4,280                             108,584
WGL Holdings, Inc.                                    1,800                              57,780
                                                                                    -----------
                                                                                      1,127,372
                                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.(a)                                       2,860                              45,245
Advanced Medical Optics, Inc.(a)                      2,460                              54,046
American Medical Systems Holdings, Inc.(a)            3,750                              40,125
Analogic Corp.                                          670                              16,750
ArthroCare Corp.(a)                                   7,110                              49,201
Beckman Coulter, Inc.                                 2,690                             133,747
Bio-Rad Laboratories, Inc., Class A(a)                  840                              53,374
CONMED Corp.(a)                                       1,180                              18,467
Cooper Cos., Inc.                                     2,340                              44,390
Cyberonics, Inc.(a)                                     990                              15,236
Datascope Corp.                                         490                              25,955
Edwards Lifesciences Corp.(a)                         2,240                             128,778
Gen-Probe, Inc.(a)                                    2,960                             133,259
Greatbatch, Inc.(a)                                   1,010                              23,533
Haemonetics Corp.(a)                                  1,030                              60,925
Hill-Rom Holdings, Inc.                               2,640                              37,171
Hologic, Inc.(a)                                     13,500                             159,165
ICU Medical, Inc.(a)                                  1,260                              38,443

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
IDEXX Laboratories, Inc.(a)                           3,460                         $   113,488
Immucor, Inc.(a)                                      4,740                             131,345
Integra LifeSciences Holdings(a)                      1,840                              51,042
Invacare Corp.                                        1,540                              29,352
Kensey Nash Corp.(a)                                    680                              14,056
Kinetic Concepts, Inc.(a)                             5,800                             139,780
Masimo Corp.(a)                                       1,840                              51,097
Meridian Bioscience, Inc.                             3,250                              69,095
Merit Medical Systems, Inc.(a)                        1,300                              20,007
Natus Medical, Inc.(a)                                3,310                              25,619
Osteotech, Inc.(a)                                      830                               2,523
Palomar Medical Technologies, Inc.(a)                 9,600                              84,960
ResMed, Inc.(a)                                       3,920                             156,408
STERIS Corp.                                          2,400                              63,840
SurModics, Inc.(a)                                    1,270                              25,184
Symmetry Medical, Inc.(a)                             4,670                              31,990
Techne Corp.                                          1,960                             117,541
Theragenics Corp.(a)                                  1,190                               1,535
Thoratec Corp.(a)                                     2,220                              64,313
Varian, Inc.(a)                                       1,300                              36,192
West Pharmaceutical Services, Inc.                    1,340                              44,515
Zoll Medical Corp.(a)                                   900                              14,409
                                                                                    -----------
                                                                                      2,366,101
                                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (3.5%)
Air Methods Corp.(a)                                  2,120                              41,340
Amedisys, Inc.(a)                                     1,759                              72,524
AMERIGROUP Corp.(a)                                   2,210                              61,814
AMN Healthcare Services, Inc.(a)                      2,080                              14,144
AmSurg Corp.(a)                                       2,280                              44,665
Catalyst Health Solutions, Inc.(a)                    3,950                              86,979
Centene Corp.(a)                                      1,760                              31,205
Chemed Corp.                                          2,240                              89,891
CorVel Corp.(a)                                         350                               6,174
Cross Country Healthcare, Inc.(a)                     1,010                               7,565
CryoLife, Inc.(a)                                       830                               6,839
Gentiva Health Services, Inc.(a)                      1,190                              30,083
Health Net, Inc.(a)                                   9,310                             136,205
HealthSpring, Inc.(a)                                 2,000                              34,840
Healthways, Inc.(a)                                   6,260                              86,513
Henry Schein, Inc.(a)                                 3,740                             139,988
inVentiv Health, Inc.(a)                              7,620                              72,695
Kindred Healthcare, Inc.(a)                           4,970                              67,443
LCA-Vision, Inc.                                     21,620                              54,482
LHC Group, Inc.(a)                                    1,710                              45,503
LifePoint Hospitals, Inc.(a)                          2,340                              52,744
Lincare Holdings, Inc.(a)                             4,460                             107,263
Magellan Health Services, Inc.(a)                     3,400                             123,148
MedCath Corp.(a)                                      1,340                               8,429
MEDNAX, Inc.(a)                                       2,770                              92,989
Molina Healthcare, Inc.(a)                            2,380                              41,745
Odyssey Healthcare, Inc.(a)                           1,220                              12,102
Omnicare, Inc.                                        4,310                             120,508
Owens & Minor, Inc.                                   1,670                              66,416
PharMerica Corp.(a)                                   1,440                              23,674
PSS World Medical, Inc.(a)                            2,240                              35,571
Psychiatric Solutions, Inc.(a)                        2,340                              60,840
RehabCare, Inc.(a)                                      870                              12,137
Res-Care, Inc.(a)                                     1,080                              14,634
VCA Antech, Inc.(a)                                   6,070                             114,237
WellCare Health Plans, Inc.(a)                        4,900                              72,422
                                                                                    -----------
                                                                                      2,089,751
                                                                                    -----------
HEALTH CARE TECHNOLOGY (0.1%)
Eclipsys Corp.(a)                                     2,150                              18,834
Omnicell, Inc.(a)                                     1,350                              10,543
Phase Forward, Inc.(a)                                1,670                              22,545
                                                                                    -----------
                                                                                         51,922
                                                                                    -----------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Bob Evans Farms, Inc.                                 2,630                              46,183
Brinker International, Inc.                          10,330                             113,320
California Pizza Kitchen, Inc.(a)                       990                              10,256
CEC Entertainment, Inc.(a)                            2,230                              52,048
Cheesecake Factory(a)                                 3,380                              29,338
CKE Restaurants, Inc.                                 2,970                              24,651
International Speedway Corp., Class A                 1,490                              34,687
Jack in the Box, Inc.(a)                              2,400                              54,216
LIFE TIME FITNESS, Inc.(a)                            1,840                              27,250
Marcus Corp.                                            990                              10,227
O'Charley's, Inc.                                    57,720                             144,300
P.F. Chang's China Bistro, Inc.(a)                    2,280                              40,424
Panera Bread Co., Class A(a)                          2,120                              99,598
Papa John's International, Inc.(a)                    2,920                              55,509
Red Robin Gourmet Burgers, Inc.(a)                      890                              10,840
Ruby Tuesday, Inc.(a)                                71,940                              89,206
Ruth's Hospitality Group, Inc.(a)                    51,720                              58,444
Sonic Corp.(a)                                        3,250                              31,655
Texas Roadhouse, Inc., Class A(a)                     1,760                              13,429
The Steak n Shake Co.(a)                              2,680                              15,330
Wendy's/Arby's Group, Inc., Class A                  15,270                              76,961
                                                                                    -----------
                                                                                      1,037,872
                                                                                    -----------
HOUSEHOLD DURABLES (1.9%)
American Greetings Corp., Class A                     5,550                              24,087
Bassett Furniture Industries, Inc.                   24,400                              80,276
Blyth, Inc.                                           7,730                              26,359
Champion Enterprises, Inc.(a)                       181,640                              83,554
Ethan Allen Interiors, Inc.                           5,400                              61,506
Furniture Brands International, Inc.                 44,050                              90,303
Hovnanian Enterprises, Inc., Class A(a)              14,020                              23,694
Interface, Inc.                                       1,830                               7,466
La-Z-Boy, Inc.                                       24,660                              23,920
M.D.C. Holdings, Inc.                                 1,640                              50,250
M/I Homes, Inc.                                         950                               8,398
Meritage Homes Corp.(a)                               4,450                              49,039
Mohawk Industries, Inc.(a)                            2,450                              78,670
National Presto Industries, Inc.                        610                              40,955
NVR, Inc.(a)                                            384                             163,619
Russ Berrie & Co., Inc.(a)                           15,800                              27,018
Ryland Group, Inc.                                    1,950                              30,420
Skyline Corp.                                           400                               8,032
Standard Pacific Corp.(a)                            34,390                              48,490
Toll Brothers, Inc.(a)                                7,260                             123,565
Tupperware Corp.                                      2,590                              53,250
Universal Electronics, Inc.(a)                          710                               8,009
                                                                                    -----------
                                                                                      1,110,880
                                                                                    -----------
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)                  3,760                              22,560
Church & Dwight Co., Inc.                             3,270                             174,062
Energizer Holdings, Inc.(a)                           3,900                             185,757
WD-40 Co.                                               770                              19,304
                                                                                    -----------
                                                                                        401,683
                                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.                                     2,680                              71,020
                                                                                    -----------

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.                                   2,570                         $    47,982
Standex International Corp.                             700                              10,745
Teleflex, Inc.                                        1,740                              92,533
Tredegar Corp.                                          930                              15,345
                                                                                    -----------
                                                                                        166,605
                                                                                    -----------
INSURANCE (3.9%)
American Financial Group, Inc.                        3,260                              55,355
American Physicians Capital, Inc.                     1,210                              51,449
Amerisafe, Inc.(a)                                    2,580                              48,323
Arthur J. Gallagher & Co.                             3,830                              90,273
Brown & Brown, Inc.                                   6,400                             122,432
Delphi Financial Group, Inc., Class A                 3,545                              53,778
Everest Re Group Ltd.                                 2,650                             166,950
Fidelity National Financial, Inc., Class A           11,580                             169,300
First American Financial Corp.                        4,730                             103,303
HCC Insurance Holdings, Inc.                          6,170                             144,440
Horace Mann Educators Corp.                           6,830                              63,860
Infinity Property & Casualty Corp.                      540                              20,736
Mercury General Corp.                                 1,480                              57,335
Old Republic International Corp.                     14,320                             147,782
Presidential Life Corp.                               4,470                              43,225
ProAssurance Corp.(a)                                 1,390                              65,691
Protective Life Corp.                                10,460                              86,609
Reinsurance Group of America, Inc.                    3,070                             109,384
RLI Corp.                                               720                              40,673
Safety Insurance Group, Inc.                            660                              23,113
Selective Insurance Group, Inc.                       2,230                              34,231
StanCorp Financial Group, Inc.                        2,120                              54,738
Stewart Information Services Corp.                    6,070                              90,079
The Hanover Insurance Group, Inc.                     2,750                             111,155
The Navigators Group, Inc.(a)                           570                              29,264
The PMI Group, Inc.                                   7,530                              10,467
Tower Group, Inc.                                       790                              19,805
United Fire & Casualty Co.                            1,000                              20,050
Unitrin, Inc.                                         6,310                              80,516
W.R. Berkley Corp.                                    6,900                             182,712
Zenith National Insurance Corp.                       1,655                              46,406
                                                                                    -----------
                                                                                      2,343,434
                                                                                    -----------
INTERNET & CATALOG RETAIL (0.2%)
Netflix, Inc.(a)                                      3,340                             120,708
                                                                                    -----------
INTERNET SOFTWARE & SERVICES (1.9%)
Bankrate, Inc.(a)                                     2,020                              67,387
Blue Nile, Inc.(a)                                      760                              15,367
Concur Technologies, Inc.(a)                          2,990                              73,823
DealerTrack Holdings, Inc.(a)                         7,240                              82,464
Digital River, Inc.(a)                                3,830                              94,869
InfoSpace, Inc.(a)                                   10,750                              86,108
J2 Global Communications, Inc.(a)                     5,630                             110,236
Perficient, Inc.(a)                                  14,290                              55,874
PetMed Express, Inc.(a)                               5,010                              72,344
Priceline.com, Inc.(a)                                2,010                             134,851
Stamps.com, Inc.(a)                                  10,050                              82,209
The Knot, Inc.(a)                                     8,530                              58,686
United Online, Inc.                                  12,470                              76,316
ValueClick, Inc.(a)                                   9,930                              62,063
Websense, Inc.(a)                                     4,860                              54,432
                                                                                    -----------
                                                                                      1,127,029
                                                                                    -----------
IT SERVICES (2.1%)
3Com Corp.(a)                                        12,320                              28,706
Acxiom Corp.                                          3,680                              34,997
Alliance Data Systems Corp.(a)                        3,390                             140,990
Broadridge Financial Solutions, Inc.                  5,640                              76,084
CACI International, Inc., Class A (a)                 1,800                              81,270
Cerner Corp.(a)                                       3,470                             117,008
Ciber, Inc.(a)                                        4,560                              19,882
CSG Systems International, Inc.(a)                    1,280                              18,560
CyberSource Corp.(a)                                  7,776                              92,768
DST Systems, Inc.(a)                                  3,330                             105,794
Gartner, Inc.(a)                                      3,800                              53,808
Gevity HR, Inc.                                      64,260                             129,162
Global Payments, Inc.                                 4,090                             141,964
ManTech International Corp., Class A(a)                 810                              43,440
MAXIMUS, Inc.                                           810                              30,100
MPS Group, Inc.(a)                                    3,040                              18,392
SRA International, Inc., Class A(a)                   2,110                              34,456
StarTek, Inc.(a)                                     13,060                              60,598
Sykes Enterprises, Inc.(a)                            2,660                              44,449
                                                                                    -----------
                                                                                      1,272,428
                                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat, Inc.                                     10,500                              45,045
Brunswick Corp.                                      44,730                             124,349
Callaway Golf Co.                                     2,750                              20,928
JAKKS Pacific, Inc.(a)                                1,300                              23,842
MarineMax, Inc.(a)                                   27,860                              49,034
Nautilus Group, Inc.(a)                               7,800                              10,842
Polaris Industries, Inc.                              1,620                              34,457
Pool Corp.                                            5,730                              90,821
RC2 Corp.(a)                                            900                               5,229
Sturm, Ruger & Co., Inc.(a)                             730                               4,825
                                                                                    -----------
                                                                                        409,372
                                                                                    -----------
LIFE SCIENCES TOOLS AND SERVICES (0.8%)
Affymetrix, Inc.(a)                                   6,910                              21,974
Cambrex Corp.(a)                                      3,010                               9,843
Charles River Laboratories International, Inc.(a)     2,900                              70,789
Covance, Inc.(a)                                      2,670                             103,062
Dionex Corp.(a)                                       1,580                              80,011
Enzo Biochem, Inc.(a)                                 1,040                               5,086
Kendle International, Inc.(a)                           630                              12,033
PAREXEL International Corp.(a)                        2,130                              21,066
Pharmaceutical Product Development, Inc.              5,840                             139,517
                                                                                    -----------
                                                                                        463,381
                                                                                    -----------
MACHINERY (4.3%)
Actuant Corp.                                         5,640                              92,947
AGCO Corp.(a)                                         3,850                              81,928
Albany International Corp., Class A                   1,430                              14,314
Applied Industrial Technologies, Inc.                 1,420                              22,422
Astec Industries, Inc.(a)                             2,470                              60,688
Barnes Group, Inc.                                    3,720                              42,036
Briggs & Stratton Corp.                               4,980                              73,654
Bucyrus International, Inc., Class A                  5,360                              83,080
Cascade Corp.                                           440                              10,072
CIRCOR International, Inc.                              780                              17,355
CLARCOR, Inc.                                         2,080                              63,107
Crane Co.                                             3,980                              69,332
Donaldson Co., Inc.                                   4,140                             128,837
EnPro Industries, Inc.(a)                               960                              17,568
Federal Signal Corp.                                  5,400                              36,450
Gardner Denver, Inc.(a)                               3,600                              78,372
Graco, Inc.                                           4,730                             100,607
Harsco Corp.                                          3,480                              82,546
IDEX Corp.                                            3,390                              76,648

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Intevac, Inc.(a)                                     18,300                         $    80,154
John Bean Technologies Corp.                          8,305                              80,559
Joy Global, Inc.                                      7,840                             163,307
Kaydon Corp.                                          1,490                              40,528
Kennametal, Inc.                                      3,110                              49,884
Lincoln Electric Holdings, Inc.                       2,400                              98,808
Lindsay Manufacturing Co.                               590                              15,340
Lydall, Inc.(a)                                       2,090                               7,712
Mueller Industries, Inc.                              3,110                              62,573
Nordson Corp.                                         1,490                              45,013
Oshkosh Truck Corp.                                  17,920                             129,382
Pentair, Inc.                                         4,070                              93,081
Robbins & Myers, Inc.                                 1,490                              25,762
SPX Corp.                                             2,370                              99,801
Terex Corp.(a)                                        6,920                              81,933
The Timken Co.                                        6,150                              91,574
Toro Co.                                              2,840                              84,092
Trinity Industries, Inc.                              7,710                              88,742
Valmont Industries, Inc.                                740                              30,029
Wabash National Corp.                                16,500                              46,530
Watts Water Technologies, Inc.                        1,230                              27,404
                                                                                    -----------
                                                                                      2,594,171
                                                                                    -----------
MARINE (0.3%)
Alexander & Baldwin, Inc.                             2,890                              63,696
Kirby Corp.(a)                                        2,240                              53,715
Overseas Shipholding Group, Inc.                      1,180                              42,126
                                                                                    -----------
                                                                                        159,537
                                                                                    -----------
MEDIA (1.1%)
4Kids Entertainment, Inc.(a)                            470                                 785
AH Belo Corp., Class A                               61,240                             122,480
Belo Corp., Class A                                  50,550                              72,286
DreamWorks Animation SKG, Inc., Class A(a)            4,650                             102,067
Harte-Hanks, Inc.                                     7,040                              44,352
John Wiley & Sons, Inc., Class A                      2,770                              98,141
Lamar Advertising Co., Class A(a)                     6,670                              60,097
Live Nation, Inc.(a)                                 15,020                              78,555
Scholastic Corp.                                      1,790                              19,511
The E.W. Scripps Co., Class A                        53,070                              85,443
                                                                                    -----------
                                                                                        683,717
                                                                                    -----------
METALS & MINING (1.3%)
A.M. Castle & Co.                                     7,180                              60,743
AMCOL International Corp.                               910                              13,186
Brush Engineered Materials, Inc.(a)                   5,010                              62,926
Carpenter Technology Corp.                            1,930                              31,845
Century Aluminum Co.(a)                               1,670                               5,929
Cliffs Natural Resources, Inc.                        7,760                             179,799
Commercial Metals Co.                                 4,920                              56,580
Gibraltar Industries, Inc.                            1,420                              14,527
Olympic Steel, Inc.                                     390                               6,189
Patriot Coal Corp.(a)                                 2,480                              12,722
Reliance Steel & Aluminum Co.                         5,080                             112,420
RTI International Metals, Inc.(a)                     1,090                              14,508
Steel Dynamics, Inc.                                 13,020                             138,272
Worthington Industries, Inc.                          5,130                              51,608
                                                                                    -----------
                                                                                        761,254
                                                                                    -----------
MULTI-UTILITIES (1.6%)
Alliant Energy Corp.                                  4,360                             125,699
Avista Corp.                                          2,430                              46,267
CH Energy Group, Inc.                                   950                              48,051
MDU Resources Group, Inc.                             7,370                             146,589
NSTAR                                                 4,050                             136,971
OGE Energy Corp.                                      4,780                             117,970
PNM Resources, Inc.                                   7,850                              78,814
Puget Energy, Inc.                                    5,230                             153,762
Vectren Corp.                                         3,140                              80,981
                                                                                    -----------
                                                                                        935,104
                                                                                    -----------
MULTILINE RETAIL (0.3%)
99 Cents Only Stores(a)                               2,260                              18,939
Fred's, Inc.                                          2,330                              23,906
Saks, Inc.(a)                                         4,950                              12,474
The Andersons, Inc.                                   4,180                              68,510
Tuesday Morning Corp.(a)                             46,180                              54,492
                                                                                    -----------
                                                                                        178,321
                                                                                    -----------
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)                  2,710                              45,609
                                                                                    -----------
OIL, GAS & CONSUMABLE FUELS (2.9%)
Arch Coal, Inc.                                       5,890                              89,469
Bill Barrett Corp.(a)                                 1,590                              35,155
Cimarex Energy Co.                                    3,450                              85,698
Comstock Resources, Inc.(a)                           2,270                              86,555
Denbury Resources, Inc.(a)                           13,750                             168,300
Encore Acquisition Co.(a)                             4,350                             118,233
Forest Oil Corp.(a)                                   4,140                              62,100
Frontier Oil Corp.                                   10,280                             146,799
Holly Corp.                                           1,800                              42,066
Hornbeck Offshore Services, Inc.(a)                   4,870                              86,394
Mariner Energy, Inc.(a)                               3,650                              36,135
Newfield Exploration Co.(a)                           5,560                             106,696
Penn Virginia Corp.                                   3,650                              75,190
Petroleum Development Corp.(a)                        3,900                              67,275
PetroQuest Energy, Inc.(a)                            7,410                              46,905
Pioneer Drilling Co.(a)                               6,680                              33,200
Plains Exploration & Production Co.(a)                4,510                              95,251
Quicksilver Resources, Inc.(a)                       11,960                              82,883
St. Mary Land & Exploration Co.                       6,030                             116,681
Stone Energy Corp.(a)                                 1,640                              14,071
Swift Energy Co.(a)                                   4,520                              69,246
World Fuel Services Corp.                             1,220                              41,199
                                                                                    -----------
                                                                                      1,705,501
                                                                                    -----------
PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies, Inc.(a)                         8,190                              23,915
Clearwater Paper Corp.(a)                               635                               7,182
Deltic Timber Corp.                                     850                              33,635
Louisiana-Pacific Corp.                              32,440                              67,475
Neenah Paper, Inc.                                   10,810                              72,751
Wausau-Mosinee Paper Corp.                            2,530                              24,060
                                                                                    -----------
                                                                                        229,018
                                                                                    -----------
PERSONAL PRODUCTS (0.3%)
Alberto-Culver Co.                                    3,270                              79,984
Chattem, Inc.(a)                                      1,190                              80,444
NBTY, Inc.(a)                                         2,490                              46,986
                                                                                    -----------
                                                                                        207,414
                                                                                    -----------
PHARMACEUTICALS (1.4%)
Cubist Pharmaceuticals, Inc.(a)                       6,110                             130,815
Endo Pharmaceuticals Holdings, Inc.(a)                6,260                             140,662
Medicis Pharmaceutical Corp., Class A                 2,570                              35,800
Noven Pharmaceuticals, Inc.(a)                          910                               9,036
Par Pharmaceutical Cos., Inc.(a)                      1,730                              21,297
Perrigo Co.                                           3,140                              92,159
Salix Pharmaceuticals Ltd.(a)                         3,970                              31,760
Sepracor, Inc.(a)                                    13,380                             203,376

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Valeant Pharmaceuticals International(a)              3,300                         $    71,610
ViroPharma, Inc.(a)                                  10,360                             124,320
                                                                                    -----------
                                                                                        860,835
                                                                                    -----------
RADIO BROADCASTING (0.0%)*
Arbitron, Inc.                                        1,460                              21,929
                                                                                    -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)                               1,450                              16,167
Post Properties, Inc.                                 5,130                              67,152
                                                                                    -----------
                                                                                         83,319
                                                                                    -----------
REAL ESTATE INVESTMENT TRUST (6.7%)
Acadia Realty Trust                                   2,730                              31,859
Alexandria Real Estate Equities, Inc.                 2,240                             132,922
AMB Property Corp.                                    4,250                              68,510
BioMed Realty Trust, Inc.                             8,920                              98,477
BRE Properties, Inc.                                  3,470                              88,103
Camden Property Trust                                 3,800                             100,168
Cedar Shopping Centers, Inc.                         11,980                              73,437
Colonial Properties Trust                            15,120                             111,132
Cousins Properties, Inc.                              4,550                              43,726
DiamondRock Hospitality Co.                          17,050                              69,905
Duke Realty Corp.                                    11,430                             105,270
Eastgroup Properties, Inc.                            1,840                              55,899
Entertainment Properties Trust                        3,020                              68,403
Equity One, Inc.                                      3,450                              49,163
Essex Property Trust, Inc.                            1,180                              77,939
Extra Space Storage, Inc.                             7,460                              60,501
Federal Realty Investment Trust                       2,480                             125,562
Franklin Street Properties Corp.                      4,110                              46,936
Health Care REIT, Inc.                                5,210                             196,990
Highwood Properties, Inc.                             4,150                              93,624
Home Properties, Inc.                                 2,310                              82,906
Hospitality Properties Trust                          8,520                             114,338
Inland Real Estate Corp.                              4,470                              44,119
Kilroy Realty Corp.                                   2,680                              61,265
Kite Realty Group Trust                              14,700                              68,061
Lexington Corp. Properties Trust                     14,580                              64,589
Liberty Property Trust                                6,200                             124,000
LTC Properties, Inc.                                  2,860                              59,173
Macerich Co.                                          6,140                              90,504
Mack-Cali Realty Corp.                                5,160                             104,851
Medical Properties Trust, Inc.                        4,430                              20,157
Mid-America Apartment Communities, Inc.               1,950                              57,603
National Retail Properties, Inc.                      6,210                              89,610
Nationwide Health Properties, Inc.                    5,450                             139,138
OMEGA Healthcare Investors, Inc.                      5,170                              75,637
Parkway Properties, Inc.                              4,640                              69,229
Pennsylvania Real Estate Investment Trust            17,940                              79,474
Potlatch Corp.                                        1,770                              44,586
PS Business Parks, Inc.                                 670                              28,743
Rayonier, Inc.                                        3,250                              95,680
Realty Income Corp.                                   5,710                             110,032
Regency Centers Corp.                                 3,830                             135,199
Senior Housing Properties Trust                       7,380                             119,408
SL Green Realty Corp.                                 5,870                              92,218
Sovran Self Storage, Inc.                             2,200                              57,200
Tanger Factory Outlet Centers, Inc.                   1,330                              40,299
UDR, Inc.                                             7,160                              83,987
Urstadt Biddle Properties, Inc., Class A              2,620                              38,750
Weingarten Realty Investors                           5,720                              92,607
                                                                                    -----------
                                                                                      3,981,889
                                                                                    -----------
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
Jones Lang LaSalle, Inc.                              3,120                              73,663
LaSalle Hotel Properties                              2,000                              16,660
                                                                                    -----------
                                                                                         90,323
                                                                                    -----------
RESTAURANTS (0.2%)
Chipotle Mexican Grill, Inc., Class A(a)              2,200                             105,072
DineEquity, Inc.                                      4,660                              41,194
                                                                                    -----------
                                                                                        146,266
                                                                                    -----------
RETAIL (0.1%)
Cracker Barrel Old Country Store, Inc.                3,650                              64,130
HSN, Inc.(a)                                          4,030                              19,143
                                                                                    -----------
                                                                                         83,273
                                                                                    -----------
ROAD & RAIL (1.3%)
Arkansas Best Corp.                                   1,080                              25,261
Atmel Corp.(a)                                       14,710                              49,131
Con-way, Inc.                                         3,990                              87,900
Heartland Express, Inc.                               4,273                              57,515
J.B. Hunt Transport Services, Inc.                    4,980                             110,905
Kansas City Southern(a)                               3,850                              69,916
Knight Transportation, Inc.                           4,810                              64,165
Landstar System, Inc.                                 3,750                             134,513
Old Dominion Freight Line, Inc.(a)                    2,035                              51,038
Wabtec Corp.                                          1,940                              58,064
Werner Enterprises, Inc.                              1,870                              28,050
YRC Worldwide, Inc.(a)                               13,980                              40,262
                                                                                    -----------
                                                                                        776,720
                                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Actel Corp.(a)                                        1,000                               9,020
Advanced Energy Industries, Inc.(a)                   1,310                              11,764
ATMI, Inc.(a)                                         4,630                              62,551
Axcelis Technologies, Inc.(a)                        54,440                              15,515
Brooks Automation, Inc.(a)                            2,290                              10,465
Cabot Microelectronics Corp.(a)                       1,150                              26,174
Cohu, Inc.                                              820                               8,184
Cree, Inc.(a)                                         5,460                             108,818
Cymer, Inc.(a)                                        2,290                              46,716
Cypress Semiconductor Corp.(a)                       11,730                              52,902
Diodes, Inc.(a)                                       7,950                              51,516
DSP Group, Inc.(a)                                    1,000                               6,510
Exar Corp.(a)                                         1,430                               9,681
Fairchild Semiconductor International, Inc.(a)        4,520                              20,566
FEI Co.(a)                                            1,590                              28,938
Hittite Microwave Corp.(a)                            3,360                              86,083
Integrated Device Technology, Inc.(a)                 6,170                              35,416
International Rectifier Corp.(a)                      3,310                              45,082
Intersil Corp., Class A                               9,160                              85,280
Kopin Corp.(a)                                        2,090                               3,302
Kulicke & Soffa Industries, Inc.(a)                  31,750                              48,578
Lam Research Corp.(a)                                 8,990                             181,688
Micrel, Inc.                                          8,320                              63,232
Microsemi Corp.(a)                                    3,280                              27,552
MKS Instruments, Inc.(a)                              5,770                              81,069
Pericom Semiconductor Corp.(a)                       12,200                              75,274
RF Micro Devices, Inc.(a)                             8,910                               9,623
Rudolph Technologies, Inc.(a)                         7,410                              20,822
Semtech Corp.(a)                                      2,080                              24,440
Silicon Laboratories, Inc.(a)                         3,880                              89,356
Skyworks Solutions, Inc.(a)                           5,550                              23,976

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Standard Microsystems Corp.(a)                        1,180                         $    16,343
Supertex, Inc.(a)                                       700                              15,883
TriQuint Semiconductor, Inc.(a)                       4,290                               8,666
Ultratech, Inc.(a)                                      800                               8,960
Varian Semiconductor Equipment
   Associates, Inc.(a)                                5,110                              97,294
Veeco Instruments, Inc.(a)                            1,130                               5,458
                                                                                    -----------
                                                                                      1,522,697
                                                                                    -----------
SOFTWARE (2.5%)
ACI Worldwide, Inc.(a)                                3,140                              53,348
Advent Software, Inc.(a)                                830                              18,119
ANSYS, Inc.(a)                                        4,559                             113,337
Blackbaud, Inc.                                       4,990                              55,539
Cadence Design Systems, Inc.(a)                       9,240                              34,927
Catapult Communications Corp.(a)                        400                               2,760
Epicor Software Corp.(a)                             16,420                              58,127
EPIQ Systems, Inc.(a)                                 3,915                              69,374
FactSet Research Systems, Inc.                        2,960                             117,808
Fair Issac Corp.                                      2,410                              30,607
Informatica Corp.(a)                                  3,430                              43,767
Interwoven, Inc.(a)                                   1,640                              25,863
Jack Henry & Associates, Inc.                         3,300                              58,740
JDA Software Group, Inc.(a)                           1,060                              11,872
Macrovision Solutions Corp.(a)                        3,870                              50,736
Manhattan Associates, Inc.(a)                         1,020                              15,647
Mentor Graphics Corp.(a)                              3,330                              15,518
Metavante Technologies, Inc.(a)                       5,110                              74,146
MICROS Systems, Inc.(a)                               4,720                              67,968
Parametric Technology Corp.(a)                        7,230                              65,070
Phoenix Technologies Ltd.(a)                            800                               2,064
Progress Software Corp.(a)                            1,700                              29,002
Quality Systems, Inc.                                 2,340                              87,235
Radiant Systems, Inc.(a)                                840                               2,906
Smith Micro Software, Inc.(a)                        10,900                              57,770
Sonic Solutions(a)                                    7,890                              10,336
SPSS, Inc.(a)                                           870                              22,342
Sybase, Inc.(a)                                       3,260                              89,030
Synopsys, Inc.(a)                                     8,120                             150,220
Taleo Corp., Class A(a)                               1,850                              15,595
Tyler Technologies, Inc.(a)                           3,120                              39,281
Wind River Systems, Inc.(a)                           2,360                              18,809
                                                                                    -----------
                                                                                      1,507,863
                                                                                    -----------
SPECIALTY RETAIL (5.7%)
Aaron Rents, Inc.                                     2,130                              46,562
Advance Auto Parts, Inc.                              4,880                             159,722
Aeropostale, Inc.(a)                                  7,270                             153,470
American Eagle Outfitters, Inc.                       8,930                              80,459
AnnTaylor Stores Corp.(a)                            11,990                              58,991
Big 5 Sporting Goods Corp.                           18,780                              98,783
Cabela's, Inc.(a)                                     2,670                              14,979
CarMax, Inc.(a)                                       8,850                              73,189
Cato Corp.                                            1,490                              19,713
Charlotte Russe Holding, Inc.(a)                        790                               4,069
Chico's FAS, Inc.(a)                                 19,660                              77,854
Children's Place Retail Stores, Inc.(a)               2,600                              48,906
Christopher & Banks Corp.                            16,770                              65,068
Coldwater Creek, Inc.(a)                              1,950                               5,499
Collective Brands, Inc.(a)                            2,920                              31,156
Dick's Sporting Goods, Inc.(a)                        5,800                              63,858
Dollar Tree, Inc.(a)                                  4,240                             181,090
Finish Line, Inc., Class A                            3,007                              14,283
Foot Locker, Inc.                                    16,520                             121,587
Genesco, Inc.                                           970                              14,938
Group 1 Automotive, Inc.                             11,930                             118,942
Guess?, Inc.                                          5,950                              95,735
Gymboree Corp.(a)                                     2,100                              51,450
Haverty Furniture Cos., Inc.                          1,810                              14,516
Hibbett Sports, Inc.(a)                               3,760                              51,174
Hot Topic, Inc.(a)                                    1,500                              12,810
Jo-Ann Stores, Inc.(a)                                1,330                              16,984
Jos. A. Bank Clothiers, Inc.(a)                       2,212                              60,742
Lithia Motors, Inc., Class A                         42,470                             129,958
Men's Wearhouse, Inc.                                 4,390                              51,144
Midas Group, Inc.(a)                                    600                               5,250
Movado Group, Inc.                                    1,050                               8,064
O'Reilly Automotive, Inc.(a)                          5,470                             159,013
OfficeMax, Inc.                                      24,710                             136,152
Pacific Sunwear of California, Inc.(a)               46,210                              57,762
PETsMart, Inc.                                        5,200                              97,604
Rent-A-Center, Inc.(a)                                2,940                              43,659
Ross Stores, Inc.                                     6,730                             197,997
Sonic Automotive, Inc., Class A                      40,300                              81,809
Stage Stores, Inc.                                   10,332                              73,874
Stein Mart, Inc.(a)                                  67,220                              78,647
The Dress Barn, Inc.(a)                               5,660                              48,789
The Pep Boys - Manny, Moe & Jack                     22,220                              64,216
Tractor Supply Co.(a)                                 2,200                              74,162
Tween Brands, Inc.(a)                                10,780                              28,998
Urban Outfitters, Inc.(a)                             8,220                             128,068
Williams-Sonoma, Inc.                                13,660                             108,187
Zale Corp.(a)                                        15,550                              19,282
Zumiez, Inc.(a)                                       7,690                              54,983
                                                                                    -----------
                                                                                      3,404,147
                                                                                    -----------
TEXTILES APPAREL & LUXURY GOODS (2.3%)
Brown Shoe Co., Inc.                                 11,555                              54,193
Carter's, Inc.(a)                                     3,150                              53,518
Crocs, Inc.(a)                                       66,600                              79,920
Deckers Outdoor Corp.(a)                              1,120                              58,509
Fossil, Inc.(a)                                       3,720                              42,929
Hanesbrands, Inc.(a)                                  4,080                              36,679
Iconix Brand Group, Inc.(a)                           2,380                              19,683
J Crew Group, Inc.(a)                                 9,990                              99,900
K-Swiss, Inc., Class A                                5,340                              57,245
Liz Claiborne, Inc.                                  44,010                              96,822
Maidenform Brands, Inc.(a)                            3,790                              33,921
Oxford Industries, Inc.                              16,870                             112,354
Perry Ellis International, Inc.(a)                   11,280                              43,315
Phillips-Van Heusen Corp.                             2,300                              43,746
Quiksilver, Inc.(a)                                  38,630                              81,123
Skechers U.S.A., Inc., Class A(a)                     1,390                              13,844
The Buckle, Inc.                                      1,015                              21,467
The Timberland Co., Class A(a)                        4,920                              54,071
The Warnaco Group, Inc.(a)                            3,860                              87,390
True Religion Apparel, Inc.(a)                        8,360                              95,388
Under Armour, Inc., Class A(a)                        4,040                              74,740
UniFirst Corp.                                          660                              17,318
Volcom, Inc.(a)                                       5,210                              43,191
Wolverine World Wide, Inc.                            1,990                              36,099
                                                                                    -----------
                                                                                      1,357,365
                                                                                    -----------
THRIFTS & MORTGAGE FINANCE (1.5%)
Anchor BanCorp of Wisconsin, Inc.                    25,970                              52,459
Astoria Financial Corp.                               4,600                              41,768
Bank Mutual Corp.                                     2,860                              25,254
BankAtlantic Bancorp, Inc., Class A                  30,406                              70,542
Brookline Bancorp, Inc.                               4,410                              42,645
Corus Bankshares, Inc.                               86,270                              95,760

                 See notes to Schedules of Portfolio Investments

CAPSTONE SERIES FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               SMALL MID-CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES                            VALUE
                                                   ----------                       -----------
Dime Community Bancshares, Inc.                       1,490                         $    14,974
First Niagara Financial Group, Inc.                   5,060                              66,083
Flagstar Bancorp, Inc.(a)                           127,740                              76,644
Guaranty Financial Group, Inc.(a)                    54,280                              84,677
New York Community Bancorp, Inc.                     16,440                             217,830
TrustCo Bank Corp. NY                                 3,990                              26,733
Washington Federal, Inc.                              5,140                              63,119
Webster Financial Corp.                               7,560                              31,601
                                                                                    -----------
                                                                                        910,089
                                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
GATX Corp.                                            2,100                              50,610
Lawson Products, Inc.                                   340                               6,501
MSC Industrial Direct Co., Inc., Class A              3,040                             104,150
United Rentals, Inc.(a)                               3,300                              18,414
Watsco, Inc.                                          1,150                              38,008
                                                                                    -----------
                                                                                        217,683
                                                                                    -----------
WATER UTILITIES (0.2%)
American States Water Co.                               630                              21,779
Aqua America, Inc.                                    4,430                              91,878
Calgon Carbon Corp.(a)                                2,130                              26,774
                                                                                    -----------
                                                                                        140,431
                                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.                        4,520                             137,905
                                                                                    -----------
TOTAL COMMON STOCKS (COST $96,569,257)                                               59,231,062
                                                                                    -----------
SHORT-TERM INVESTMENTS (0.8%)
AIM Short Term Prime Money Market, 0.43%(b)          21,033                              21,033
Fifth Third Institutional Government
   Money Market Fund, 0.68%(b)                      440,559                             440,559
                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (COST $461,592)                                            461,592
                                                                                    -----------
   TOTAL INVESTMENTS (COST $97,030,849) 100.0%                                       59,692,654

   LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%                                            (3,151)
                                                                                    -----------
   NET ASSETS 100.0%                                                                $59,689,503
                                                                                    ===========

*     Amount shown represents less than 0.005%
(a)   Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of January 31, 2009.

                 See notes to Schedules of Portfolio Investments

At January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                           Net Unrealized
                                                     Tax Unrealized     Tax Unrealized      Appreciation
Fund                                   Tax Cost       Appreciation      (Depreciation)     (Depreciation)
---------------------------------     -------------------------------------------------------------------
Small Mid-Cap Enhanced Index Fund     97,458,980        999,615          (38,765,941)       (37,766,326)

NOTES TO PORTFOLIO OF INVESTMENTS
Capstone Series Fund, Inc.
January 31, 2009
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157
--------------------------------------------------

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 - unobservable inputs.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 securities.

The following is a summary of the inputs used to value the following Funds' net assets as of January 31, 2009:

                                                               LEVEL 2 - OTHER SIGNIFICANT           LEVEL 3 - SIGNIFICANT
                              LEVEL 1 - QUOTED PRICES               OBSERVABLE INPUTS                 UNOBSERVABLE INPUTS
                          INVESTMENTS     OTHER FINANCIAL     INVESTMENTS     OTHER FINANCIAL     INVESTMENTS     OTHER FINANCIAL
      FUND NAME          IN SECURITIES     INVESTMENTS*      IN SECURITIES     INVESTMENTS*      IN SECURITIES     INVESTMENTS*
---------------------------------------------------------    --------------------------------    --------------------------------
Steward Small-Mid Cap
Enhanced Index Fund      $  59,231,062    $             -    $     461,592    $             -    $           -    $             -
                         --------------------------------    --------------------------------    --------------------------------
                TOTAL    $  59,231,062    $             -    $     461,592    $             -    $           -    $             -
                         ================================    ================================    ================================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CAPSTONE SERIES FUND, INC.
            ------------------------------------------------------

By (Signature and Title)* /s/ Edward Jaroski
                         -----------------------------------------
                          Edward Jaroski, President

Date                      March 26, 2009
    --------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward Jaroski
                         -----------------------------------------
                          Edward Jaroski, President

Date                      March 26, 2009
    --------------------------------------------------------------

By (Signature and Title)* /s/ Carla Homer
                         -----------------------------------------
                          Carla Homer, Treasurer

Date                      March 26, 2009
    --------------------------------------------------------------